Discontinued Operations (Tables)	6 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations
Results of operations classified as discontinued operations (amounts in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015
Revenues	$—	$2,330	$—	$5,909
Cost of watchpoints and engagement points	—	(1,209)	—	(3,231)
Selling, general and administrative expenses	—	(6,224)	(36)	(12,408)
Loss before income taxes	—	(5,103)	(36)	(9,730)

Income taxes (see Note 13, Income Taxes)	—	(21)	—	(43)
Net loss	$—	$(5,124)	$(36)	$(9,773)

Current assets and non-current assets used in discontinued operations (amounts in thousands):

	December 31, 2016	June 30, 2016
Current assets:
Accounts receivable, net	$20	$39
Prepaid expenses	—	—
Current assets of discontinued operations	$20	$39

Non-current assets:
Property and equipment, net	$—	$—
Intangible assets, net	—	—
Goodwill	—	—
Other assets	—	—
Non-current assets of discontinued operations	$—	$—

Current liabilities and non-current liabilities used in discontinued operations (amounts in thousands):

	December 31, 2016	June 30, 2016
Current liabilities:
Accounts payable and accrued expenses	$2,703	$2,634
Reward points payable	—	—
Current portion of loan payable	—	217
Current liabilities of discontinued operations	$2,703	$2,851

Non-current liabilities:
Other long-term liabilities	$—	$—
Non-current liabilities of discontinued operations	$—	$—